CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY [Abstract]
Dividends paid per share	$ 0.16	$ 0.12